Organization and Business Background - Additional Information 1 (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Feb. 28, 2023	Feb. 27, 2023	Dec. 31, 2022	Jan. 18, 2022
Common stock, par or stated value per share						$ 0.0001
Commercial Paper [Member]
Debt instrument interest rate		4.75%		4.75%
Debt instrument, face amount			$ 1,500,000	$ 1,500,000
December Two Thousand And Twenty Three Convertible Debt [Member] | For The Repurchase Of Common Stock Of The Company [Member]
Debt instrument, face amount		$ 2
Common Class B [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001			$ 0.0001
Sponsor [Member] | December Two Thousand And Twenty Three Convertible Debt [Member]
Number of business days within which loan shall be provided to the company		5 days
Debt instrument, face amount		$ 6.5
Number of days post merger within which debt shall be convertible into the shares of the company		5 days
Sponsor [Member] | December Two Thousand And Twenty Three Convertible Debt [Member] | General Corporate Purposes [Member]
Debt instrument, face amount		$ 4.5
Sponsor [Member] | Common Class B [Member]
Stock shares issued during the period for services value	$ 25,000	$ 25,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001